Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0001069183
Registrant Name	AXON ENTERPRISE, INC.
Registration File Number	333-277559
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES